INCOME TAXES - Reconciles the PRC statutory rates to the Company's effective tax rate (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
INCOME TAXES
PRC Income tax statutory rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate	4.00%	1.00%
Tax rate difference outside PRC	(0.60%)
Non-deductible foreign losses	6.50%	4.80%	18.50%
Change in valuation allowance	19.50%	21.10%	9.10%
Non-deductible expenses and others	(4.80%)	(0.30%)	(1.50%)
Effective tax rate	(0.80%)	1.60%	1.10%